FAIR VALUE MEASUREMENT (Details 2) (Not designated as hedging instruments, USD $)	Dec. 31, 2012	Dec. 31, 2011
Effect of fair values of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 1,350,657	$ 2,726,538
Total derivatives liability	365,226
Foreign exchange option contracts
Effect of fair values of derivative instruments on the consolidated balance sheets
Total derivatives asset	100,837	479,333
Foreign exchange forward contracts
Effect of fair values of derivative instruments on the consolidated balance sheets
Total derivatives asset	1,249,820	2,247,205
Total derivatives liability	$ 365,226